John Hancock
Seaport Long/Short Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 74.9%		$545,870,265
(Cost $460,022,313)
Communication services 3.4%		24,906,216
Entertainment 0.8%
Activision Blizzard, Inc. (A)	11,570	1,073,233
Liberty Media Corp.-Liberty Formula One, Series C (A)	28,554	2,073,020
Netflix, Inc. (A)	1,896	832,287
Roku, Inc. (A)	3,057	294,297
Spotify Technology SA (A)	1,379	206,036
Take-Two Interactive Software, Inc. (A)	10,987	1,680,352
Interactive media and services 1.7%
Alphabet, Inc., Class A (A)	24,090	3,197,225
Alphabet, Inc., Class C (A)	509	67,753
Meta Platforms, Inc., Class A (A)	19,696	6,275,146
Pinterest, Inc., Class A (A)	30,716	890,457
Tencent Holdings, Ltd.	44,200	2,031,482
Media 0.3%
Charter Communications, Inc., Class A (A)	2,821	1,143,041
Publicis Groupe SA	12,354	996,046
Wireless telecommunication services 0.6%
Bharti Airtel, Ltd. (A)	232,097	2,511,062
T-Mobile US, Inc. (A)	11,866	1,634,779
Consumer discretionary 5.2%		37,820,360
Automobiles 0.2%
Honda Motor Company, Ltd.	10,700	341,131
Rivian Automotive, Inc., Class A (A)	9,761	269,794
Subaru Corp.	12,400	235,024
Suzuki Motor Corp.	7,000	281,159
XPeng, Inc., A Shares (A)	5,674	60,524
Broadline retail 2.4%
Alibaba Group Holding, Ltd. (A)	633,690	8,098,164
Amazon.com, Inc. (A)	67,235	8,987,975
JD.com, Inc., Class A	2,271	47,018
MercadoLibre, Inc. (A)	33	40,856
Diversified consumer services 0.0%
Hope Education Group Company, Ltd. (A)(B)	162,374	12,356
Hotels, restaurants and leisure 0.5%
Airbnb, Inc., Class A (A)	4,547	692,008
Booking Holdings, Inc. (A)	458	1,360,626
Wingstop, Inc.	8,740	1,473,389
Household durables 0.7%
Nikon Corp.	32,865	434,402
Panasonic Holdings Corp.	13,621	168,129
Skyline Champion Corp. (A)	22,993	1,601,692
Sony Group Corp.	33,600	3,147,185
Specialty retail 0.8%
Bath & Body Works, Inc.	34,205	1,267,637
Burlington Stores, Inc. (A)	8,616	1,530,374
RH (A)	2,500	970,425
Ross Stores, Inc.	18,726	2,146,749
2	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.6%
ANTA Sports Products, Ltd.	92,800	$1,099,765
Cie Financiere Richemont SA, A Shares	14,650	2,359,131
Deckers Outdoor Corp. (A)	84	45,670
Li Ning Company, Ltd.	188,500	1,149,177
Consumer staples 1.7%		12,707,775
Consumer staples distribution and retail 0.1%
BJ’s Wholesale Club Holdings, Inc. (A)	13,579	900,423
Food products 0.6%
Cranswick PLC	52,921	2,270,427
Lamb Weston Holdings, Inc.	19,141	1,983,582
Personal care products 0.8%
Haleon PLC	556,122	2,400,457
Proya Cosmetics Company, Ltd., Class A	66,160	1,046,128
Shiseido Company, Ltd.	47,600	2,086,978
The Estee Lauder Companies, Inc., Class A	3,996	719,280
Tobacco 0.2%
British American Tobacco PLC	38,673	1,300,500
Energy 5.6%		41,076,612
Energy equipment and services 0.7%
Diamond Offshore Drilling, Inc. (A)	44,289	701,095
John Wood Group PLC (A)	21,307	40,500
Schlumberger, Ltd.	16,498	962,493
Seadrill, Ltd. (A)	40,800	1,995,528
Transocean, Ltd. (A)	34,064	299,763
Valaris, Ltd. (A)	16,152	1,240,474
Oil, gas and consumable fuels 4.9%
Antero Resources Corp. (A)	86,287	2,308,177
ARC Resources, Ltd.	116,243	1,756,008
Cenovus Energy, Inc.	191,090	3,634,532
Cheniere Energy, Inc.	16,520	2,673,927
Chesapeake Energy Corp.	62,729	5,290,564
ConocoPhillips	7,454	877,485
Coterra Energy, Inc.	99,123	2,729,847
Diamondback Energy, Inc.	24,881	3,665,469
EOG Resources, Inc.	20,406	2,704,407
EQT Corp.	81,169	3,423,708
Inpex Corp.	29,000	374,454
Phillips 66	7,692	858,043
Shell PLC	139,723	4,234,690
Southwestern Energy Company (A)	201,458	1,305,448
Financials 17.0%		124,124,399
Banks 6.9%
AIB Group PLC	894,284	4,206,410
Axis Bank, Ltd.	17,796	206,819
Banco Bradesco SA, ADR	3,750	13,238
Banco Santander SA	90,842	368,117
BAWAG Group AG (A)(B)	83,737	4,079,450
BNP Paribas SA	23,236	1,532,363
China Merchants Bank Company, Ltd., H Shares	153,657	764,095
Citizens Financial Group, Inc.	122,243	3,943,559
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
Commerzbank AG	40,393	$483,160
Concordia Financial Group, Ltd.	472,700	2,162,139
Erste Group Bank AG	31,452	1,188,756
FinecoBank SpA	88,450	1,373,384
FNB Corp.	139,398	1,782,900
ING Groep NV	104,839	1,530,300
JPMorgan Chase & Co.	53,025	8,375,829
Kasikornbank PCL	207,801	765,922
KBC Group NV	36,019	2,710,962
Mizuho Financial Group, Inc.	20,200	342,700
Permanent TSB Group Holdings PLC (A)	159,729	400,418
Resona Holdings, Inc.	147,900	805,180
Security Bank Corp.	7,171	10,844
Societe Generale SA	28,357	771,218
The Chiba Bank, Ltd.	337,900	2,375,893
The Shiga Bank, Ltd.	57,100	1,223,271
UniCredit SpA	87,530	2,216,281
Wells Fargo & Company	148,257	6,843,543
Capital markets 4.2%
Ares Management Corp., Class A	91,832	9,111,571
Banca Generali SpA	10,659	399,292
BlackRock, Inc.	2,244	1,657,979
Cboe Global Markets, Inc.	6,000	838,080
Houlihan Lokey, Inc.	21,278	2,124,608
Intercontinental Exchange, Inc.	14,773	1,695,940
KKR & Company, Inc.	46,105	2,737,715
S&P Global, Inc.	11,496	4,535,287
Tradeweb Markets, Inc., Class A	80,449	6,579,924
WisdomTree, Inc.	178,670	1,243,543
Consumer finance 1.6%
American Express Company	67,670	11,428,102
Financial services 2.9%
Block, Inc. (A)	110,625	8,908,631
EXOR NV	61,232	5,721,857
PagSeguro Digital, Ltd., Class A (A)	62,549	710,557
Shift4 Payments, Inc., Class A (A)	19,593	1,351,721
Visa, Inc., Class A	3,385	804,716
WEX, Inc. (A)	18,096	3,426,478
Insurance 1.4%
Admiral Group PLC	39,849	1,087,997
AIA Group, Ltd.	173,200	1,732,820
Allianz SE	3,304	789,654
ASR Nederland NV	46,990	2,130,029
Lancashire Holdings, Ltd.	73,776	564,676
Muenchener Rueckversicherungs-Gesellschaft AG	4,895	1,842,703
Ping An Insurance Group Company of China, Ltd., H Shares	4,559	33,220
Talanx AG	10,198	624,524
Trupanion, Inc. (A)	47,499	1,465,344
Mortgage real estate investment trusts 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,856	100,680
4	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care 20.0%		$145,945,341
Biotechnology 8.0%
Abcam PLC, ADR (A)	20,116	471,519
Akero Therapeutics, Inc. (A)	16,104	698,914
Alkermes PLC (A)	52,607	1,540,333
Alnylam Pharmaceuticals, Inc. (A)	11,845	2,314,513
Amicus Therapeutics, Inc. (A)	1,845	25,129
Amoy Diagnostics Company, Ltd., Class A	104,349	352,744
Apellis Pharmaceuticals, Inc. (A)	23,558	606,619
Argenx SE, ADR (A)	6,234	3,144,928
Ascendis Pharma A/S, ADR (A)	18,672	1,683,281
Biogen, Inc. (A)	14,399	3,890,466
Bioxcel Therapeutics, Inc. (A)	21,620	197,607
Blueprint Medicines Corp. (A)	6,681	440,946
Celldex Therapeutics, Inc. (A)	2,448	86,561
Clementia Pharmaceuticals, Inc. (A)(C)	9,185	0
Crinetics Pharmaceuticals, Inc. (A)	36,547	694,393
Cytokinetics, Inc. (A)	57,802	1,927,697
Denali Therapeutics, Inc. (A)	18,741	532,807
Exact Sciences Corp. (A)	57,177	5,577,045
Genmab A/S (A)	3,628	1,495,460
Genus PLC	14,562	460,621
Geron Corp. (A)	252,039	816,606
Gilead Sciences, Inc.	21,562	1,641,731
Immatics NV (A)	1,775	21,140
Immunocore Holdings PLC, ADR (A)	554	36,553
ImmunoGen, Inc. (A)	80,407	1,432,853
Intellia Therapeutics, Inc. (A)	1,425	60,320
Karuna Therapeutics, Inc. (A)	9,467	1,891,223
Kymera Therapeutics, Inc. (A)	22,046	482,366
Legend Biotech Corp., ADR (A)	10,445	788,806
Merus NV (A)	40,902	1,073,268
Mirati Therapeutics, Inc. (A)	8,205	248,365
Moderna, Inc. (A)	9,599	1,129,418
Morphic Holding, Inc. (A)	523	29,670
Nuvalent, Inc., Class A (A)	23,159	1,154,476
Prothena Corp. PLC (A)	13,789	949,648
PTC Therapeutics, Inc. (A)	2,476	99,882
Regeneron Pharmaceuticals, Inc. (A)	1,613	1,196,701
Remegen Company, Ltd., H Shares (A)(B)(D)	41,359	236,033
REVOLUTION Medicines, Inc. (A)	1,946	51,083
Rocket Pharmaceuticals, Inc. (A)	42,775	772,089
Roivant Sciences, Ltd. (A)	122,918	1,472,558
Sage Therapeutics, Inc. (A)	4,017	139,310
Sarepta Therapeutics, Inc. (A)	420	45,524
Seagen, Inc. (A)	15,222	2,919,275
Sichuan Kelun-Biotech Biopharmaceutical Company, Ltd. (A)	32,300	312,899
Syndax Pharmaceuticals, Inc. (A)	1,029	21,938
Ultragenyx Pharmaceutical, Inc. (A)	421	18,154
United Therapeutics Corp. (A)	12,757	3,096,379
Vaxcyte, Inc. (A)	736	35,372
Veracyte, Inc. (A)	12,165	333,929
Vertex Pharmaceuticals, Inc. (A)	22,311	7,861,058
Xenon Pharmaceuticals, Inc. (A)	19,839	732,456
Zai Lab, Ltd., ADR (A)	26,952	810,177
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	5

	Shares	Value
Health care (continued)
Health care equipment and supplies 3.3%
Abbott Laboratories	23,723	$2,641,082
Alcon, Inc.	20,223	1,720,808
AtriCure, Inc. (A)	23,981	1,327,348
Becton, Dickinson and Company	6,100	1,699,582
Boston Scientific Corp. (A)	18,370	952,485
DexCom, Inc. (A)	38,589	4,806,646
DiaSorin SpA	12,996	1,458,049
Edwards Lifesciences Corp. (A)	13,856	1,137,162
Glaukos Corp. (A)	4,361	336,408
Hologic, Inc. (A)	20,687	1,642,962
Inari Medical, Inc. (A)	1,995	113,855
Insulet Corp. (A)	8,085	2,237,524
Intuitive Surgical, Inc. (A)	5,283	1,713,805
Lifetech Scientific Corp. (A)	359,894	125,818
QuidelOrtho Corp. (A)	3,170	276,931
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	89,862	116,052
Shockwave Medical, Inc. (A)	5,490	1,430,694
Stryker Corp.	461	130,652
Teleflex, Inc.	102	25,619
Venus MedTech Hangzhou, Inc., H Shares (A)(B)	408,000	381,963
Health care providers and services 2.6%
Acadia Healthcare Company, Inc. (A)	20,100	1,588,503
Addus HomeCare Corp. (A)	9,645	883,193
agilon health, Inc. (A)	28,618	548,035
Alignment Healthcare, Inc. (A)	165,082	1,025,159
AmerisourceBergen Corp.	10,567	1,974,972
Centene Corp. (A)	24,810	1,689,313
Encompass Health Corp.	6,254	412,952
Guardant Health, Inc. (A)	8,300	323,866
Hapvida Participacoes e Investimentos SA (A)(B)	937,530	951,656
HCA Healthcare, Inc.	4,155	1,133,526
Humana, Inc.	5,125	2,341,254
Laboratory Corp. of America Holdings	2,048	438,129
Molina Healthcare, Inc. (A)	894	272,214
Owens & Minor, Inc. (A)	23,231	446,964
Privia Health Group, Inc. (A)	34,964	976,195
Surgery Partners, Inc. (A)	32,986	1,274,249
UnitedHealth Group, Inc.	4,613	2,335,885
Health care technology 0.6%
Health Catalyst, Inc. (A)	45,158	633,567
Veeva Systems, Inc., Class A (A)	19,742	4,031,711
Life sciences tools and services 1.5%
Agilent Technologies, Inc.	733	89,257
Avantor, Inc. (A)	6,695	137,716
Danaher Corp.	12,305	3,138,513
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,081	10,419
ICON PLC (A)	7,734	1,944,405
Illumina, Inc. (A)	15,526	2,983,321
Repligen Corp. (A)	4,548	780,255
Tecan Group AG	2,004	797,454
Thermo Fisher Scientific, Inc.	620	340,169
Waters Corp. (A)	110	30,383
6	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services (continued)
WuXi AppTec Company, Ltd., H Shares (B)	90,300	$858,971
Pharmaceuticals 4.0%
Aclaris Therapeutics, Inc. (A)	65,898	650,413
AstraZeneca PLC	33,573	4,823,641
Bayer AG	6,904	403,770
Chugai Pharmaceutical Company, Ltd.	68,100	2,026,740
Daiichi Sankyo Company, Ltd.	46,009	1,417,059
Eisai Company, Ltd.	16,318	1,029,561
Elanco Animal Health, Inc. (A)	67,170	810,742
Eli Lilly & Company	13,999	6,363,245
Merck & Company, Inc.	34,005	3,626,633
Novartis AG	12,869	1,347,347
Otsuka Holdings Company, Ltd.	42,800	1,573,641
Pfizer, Inc.	1,505	54,270
Reata Pharmaceuticals, Inc., Class A (A)	6,560	1,086,205
UCB SA	25,437	2,252,377
Verona Pharma PLC, ADR (A)	41,160	909,224
Zoetis, Inc.	4,519	849,979
Industrials 4.9%		35,307,621
Aerospace and defense 0.8%
BWX Technologies, Inc. (E)	46,940	3,238,860
Dassault Aviation SA	6,936	1,347,397
Rheinmetall AG	3,494	989,662
Building products 0.5%
Builders FirstSource, Inc. (A)	17,548	2,534,458
The AZEK Company, Inc. (A)	42,398	1,322,818
Construction and engineering 0.3%
Fluor Corp. (A)	16,156	500,513
MasTec, Inc. (A)	10,222	1,203,641
Taisei Corp.	4,900	185,692
Electrical equipment 0.6%
Contemporary Amperex Technology Company, Ltd., Class A	105,231	3,508,502
Shoals Technologies Group, Inc., Class A (A)	11,813	306,665
Stem, Inc. (A)	25,421	179,726
Sunrun, Inc. (A)	13,615	258,413
Vicor Corp. (A)	189	17,439
Zhejiang HangKe Technology, Inc., Company, Class A	3,277	13,952
Ground transportation 1.2%
ALD SA (B)	214,904	2,283,244
Uber Technologies, Inc. (A)	126,752	6,269,154
Machinery 0.3%
Ebara Corp.	18,800	888,450
IMI PLC	66,265	1,385,430
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	16,760	16,169
Marine transportation 0.6%
Irish Continental Group PLC	821,516	4,353,700
Professional services 0.4%
Ceridian HCM Holding, Inc. (A)	30,676	2,172,168
Paycom Software, Inc.	2,780	1,025,153
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

	Shares	Value
Industrials (continued)
Trading companies and distributors 0.2%
Applied Industrial Technologies, Inc.	6,643	$963,169
Sumitomo Corp.	16,000	343,246
Information technology 12.4%		90,263,223
Communications equipment 0.0%
Ciena Corp. (A)	4,117	173,737
Electronic equipment, instruments and components 0.4%
Flex, Ltd. (A)	89,899	2,459,637
IT services 1.3%
MongoDB, Inc. (A)	6,650	2,815,610
NEC Corp.	3,900	197,322
Okta, Inc. (A)	30,304	2,329,165
Shopify, Inc., Class A (A)	34,321	2,319,413
VeriSign, Inc. (A)	9,032	1,905,300
Semiconductors and semiconductor equipment 6.2%
Advanced Micro Devices, Inc. (A)	26,027	2,977,489
ASML Holding NV, NYRS	356	255,042
Broadcom, Inc.	416	373,838
Disco Corp.	361	67,859
Enphase Energy, Inc. (A)	1,371	208,159
Infineon Technologies AG	14,507	637,372
Intel Corp. (E)	134,694	4,818,004
Kinsus Interconnect Technology Corp.	4,337	14,321
KLA Corp.	6,981	3,587,885
Marvell Technology, Inc.	103,391	6,733,856
Maxeon Solar Technologies, Ltd. (A)	6,762	166,954
Meyer Burger Technology AG (A)	394,786	237,357
Micron Technology, Inc.	12,572	897,515
Nova, Ltd. (A)	10,848	1,344,501
NVIDIA Corp.	23,933	11,183,652
ON Semiconductor Corp. (A)	19,615	2,113,516
Rambus, Inc. (A)	2,624	164,289
Renesas Electronics Corp. (A)	15,030	289,986
SCREEN Holdings Company, Ltd.	5,200	560,700
Shibaura Mechatronics Corp.	830	138,936
Skyworks Solutions, Inc.	1,118	127,866
SolarEdge Technologies, Inc. (A)	8,728	2,107,463
Taiwan Semiconductor Manufacturing Company, Ltd.	181,271	3,273,319
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	8,925	884,914
Tokyo Electron, Ltd.	3,016	452,662
Ulvac, Inc.	27,405	1,176,798
Wolfspeed, Inc. (A)	9,590	631,981
Software 4.2%
Atlassian Corp., Class A (A)	3,169	576,568
BILL Holdings, Inc. (A)	1,775	222,479
Datadog, Inc., Class A (A)	25,364	2,960,486
Dynatrace, Inc. (A)	61,992	3,390,342
HubSpot, Inc. (A)	7,745	4,496,360
Intuit, Inc.	4,743	2,426,993
Microsoft Corp.	15,284	5,134,201
Palo Alto Networks, Inc. (A)	1,603	400,686
Salesforce, Inc. (A)	10,927	2,458,684
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
Software (continued)
ServiceNow, Inc. (A)	8,730	$5,089,590
Splunk, Inc. (A)	3,477	376,663
Workday, Inc., Class A (A)	12,842	3,045,223
Technology hardware, storage and peripherals 0.3%
Samsung Electronics Company, Ltd.	25,525	1,397,561
Wiwynn Corp.	11,639	660,969
Materials 2.3%		16,647,066
Chemicals 0.8%
Guangzhou Tinci Materials Technology Company, Ltd., Class A	2,224	11,478
Hansol Chemical Company, Ltd.	4,406	677,206
Hanwha Solutions Corp. (A)	6,664	197,782
Mitsubishi Gas Chemical Company, Inc.	3,900	58,494
Sinoma Science & Technology Company, Ltd., Class A	654,180	2,119,655
SKC Company, Ltd.	1,362	106,027
Wacker Chemie AG	18,402	2,859,446
Yunnan Energy New Material Company, Ltd., Class A (A)	2,620	35,448
Construction materials 0.0%
Ambuja Cements, Ltd.	5,274	29,697
Anhui Conch Cement Company, Ltd., H Shares	8,586	25,920
China National Building Material Company, Ltd., H Shares	35,789	22,621
Metals and mining 1.5%
Anglo American PLC	86,106	2,647,912
Barrick Gold Corp.	193,280	3,341,811
Foran Mining Corp. (A)	98,900	299,254
Fresnillo PLC	125,198	992,225
Glencore PLC	529,824	3,222,090
Real estate 0.2%		1,432,456
Health care REITs 0.1%
Welltower, Inc.	8,916	732,449
Real estate management and development 0.1%
CBRE Group, Inc., Class A (A)	2,422	201,777
Vonovia SE	17,625	410,662
Specialized REITs 0.0%
Weyerhaeuser Company	2,571	87,568
Utilities 2.2%		15,639,196
Electric utilities 1.4%
American Electric Power Company, Inc. (E)	41,998	3,558,911
NextEra Energy, Inc.	34,923	2,559,856
PG&E Corp. (A)	205,303	3,615,386
Gas utilities 0.4%
Atmos Energy Corp.	20,052	2,440,529
China Gas Holdings, Ltd.	60,600	67,884
China Resources Gas Group, Ltd.	36,400	126,098
ENN Energy Holdings, Ltd.	13,900	168,952
Kunlun Energy Company, Ltd.	182,000	148,930
Independent power and renewable electricity producers 0.1%
Brookfield Renewable Corp., Class A	8,213	255,999
China Longyuan Power Group Corp., Ltd., H Shares	186,000	180,077
Ormat Technologies, Inc.	2,274	184,876
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Shares	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Sunnova Energy International, Inc. (A)	7,587	$133,986
The AES Corp.	10,297	222,724
Multi-utilities 0.3%

Engie SA	120,387	1,974,988

Preferred securities 0.2%		$1,440,726
(Cost $916,770)
Energy 0.2%		1,440,726
Oil, gas and consumable fuels 0.2%

Raizen SA	1,637,700	1,440,726

Exchange-traded funds 0.6%		$4,432,485
(Cost $4,048,382)
VanEck Gold Miners ETF	141,117	4,432,485

	Contracts/Notional amount	Value
Purchased options 0.3%		$2,557,642
(Cost $3,244,434)
Calls 0.2%		1,455,744
Exchange Traded Option on Apellis Pharmaceuticals, Inc. (Expiration Date: 8-18-23; Strike Price: $50.00; Notional Amount: 14,100) (A)	141	3,173
Exchange Traded Option on ARK Innovation ETF (Expiration Date: 8-18-23; Strike Price: $51.00; Notional Amount: 164,000) (A)	1,640	241,080
Exchange Traded Option on KraneShares CSI China Internet ETF (Expiration Date: 9-15-23; Strike Price: $36.00; Notional Amount: 55,200) (A)	552	38,797
Exchange Traded Option on Rivian Automotive, Inc., Class A (Expiration Date: 8-18-23; Strike Price: $30.00; Notional Amount: 23,900) (A)	239	37,165
Over the Counter Option on Alibaba Group Holding, Ltd. (Expiration Date: 9-28-23; Strike Price: HKD 90.88; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	8,500	11,825
Over the Counter Option on Anhui Conch Cement Company, Ltd., H Shares (Expiration Date: 9-28-23; Strike Price: HKD 27.14; Counterparty: Morgan Stanley & Company International PLC) (A)(F)	26,200	1,089
Over the Counter Option on China Overseas Land & Investment, Ltd. (Expiration Date: 9-28-23; Strike Price: HKD 19.05; Counterparty: Goldman Sachs International) (A)(F)	36,970	4,019
Over the Counter Option on China Vanke Company, Ltd., H Shares (Expiration Date: 12-28-23; Strike Price: CNY 16.11; Counterparty: Goldman Sachs International) (A)(F)	23,400	1,760
Over the Counter Option on Contemporary Amperex Technology Company, Ltd., Class A (Expiration Date: 9-15-23; Strike Price: CNY 249.39; Counterparty: Goldman Sachs International) (A)(F)	144,400	97,798
Over the Counter Option on JD.com, Inc., Class A (Expiration Date: 12-28-23; Strike Price: HKD 165.88; Counterparty: Morgan Stanley & Company International PLC) (A)(F)	3,650	8,323
Over the Counter Option on Kweichow Moutai Company, Ltd., Class A (Expiration Date: 9-27-23; Strike Price: CNY 1,854.38; Counterparty: Morgan Stanley & Company International PLC) (A)(F)	9,400	48,084
Over the Counter Option on Meituan, Class B (Expiration Date: 9-28-23; Strike Price: HKD 145.51; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	272,400	433,716
Over the Counter Option on Ping An Insurance Group Company of China, Ltd., H Shares (Expiration Date: 12-28-23; Strike Price: HKD 54.89; Counterparty: Morgan Stanley & Company International PLC) (A)(F)	12,500	9,454
Over the Counter Option on Ping An Insurance Group Company of China, Ltd., H Shares (Expiration Date: 9-28-23; Strike Price: HKD 56.18; Counterparty: BNP Paribas) (A)(F)	890,980	384,514
Over the Counter Option on Russell 2000 Index vs. Nasdaq 100 Index (Expiration Date: 9-15-23; Strike Rate: 2.000%; Counterparty: BNP Paribas) (A)(F)	7,728,295	133,135
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Contracts/Notional amount	Value
Calls (continued)
Over the Counter Option on Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A (Expiration Date: 10-30-23; Strike Price: CNY 322.13; Counterparty: Goldman Sachs International) (A)(F)	1,637	$1,510
Over the Counter Option on Yunnan Energy New Material Company, Ltd., Class A (Expiration Date: 9-15-23; Strike Price: CNY 112.31; Counterparty: Morgan Stanley & Company International PLC) (A)(F)	2,700	302
Puts 0.1%		1,101,898
Exchange Traded Option on Advanced Micro Devices, Inc. (Expiration Date: 8-4-23; Strike Price: $108.00; Notional Amount: 15,300) (A)	153	26,010
Exchange Traded Option on Affirm Holdings, Inc. (Expiration Date: 9-15-23; Strike Price: $15.00; Notional Amount: 46,800) (A)	468	37,674
Exchange Traded Option on Atlassian Corp., Class A (Expiration Date: 8-18-23; Strike Price: $160.00; Notional Amount: 6,800) (A)	68	26,520
Exchange Traded Option on BILL Holdings, Inc. (Expiration Date: 8-18-23; Strike Price: $105.00; Notional Amount: 4,900) (A)	49	11,638
Exchange Traded Option on Block, Inc. (Expiration Date: 8-18-23; Strike Price: $65.00; Notional Amount: 16,300) (A)	163	4,483
Exchange Traded Option on HubSpot, Inc. (Expiration Date: 8-18-23; Strike Price: $510.00; Notional Amount: 2,200) (A)	22	9,460
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 8-18-23; Strike Price: $372.00; Notional Amount: 9,500) (A)	95	17,528
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 8-18-23; Strike Price: $375.00; Notional Amount: 15,900) (A)	159	38,637
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 8-18-23; Strike Price: $377.00; Notional Amount: 21,100) (A)	211	61,612
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 9-15-23; Strike Price: $370.00; Notional Amount: 33,200) (A)	332	147,287
Exchange Traded Option on iShares MSCI EAFE ETF (Expiration Date: 9-15-23; Strike Price: $71.00; Notional Amount: 356,700) (A)	3,567	119,495
Exchange Traded Option on iShares Semiconductor ETF (Expiration Date: 8-18-23; Strike Price: $500.00; Notional Amount: 11,800) (A)	118	24,190
Exchange Traded Option on Microsoft Corp. (Expiration Date: 8-18-23; Strike Price: $330.00; Notional Amount: 3,500) (A)	35	15,488
Exchange Traded Option on S&P 500 E-Mini Index (Expiration Date: 8-18-23; Strike Price: $447.00; Notional Amount: 700) (A)	7	805
Exchange Traded Option on S&P 500 Index (Expiration Date: 8-18-23; Strike Price: $4,150.00; Notional Amount: 1,800) (A)	18	3,015
Exchange Traded Option on S&P 500 Index (Expiration Date: 8-18-23; Strike Price: $4,250.00; Notional Amount: 700) (A)	7	1,645
Exchange Traded Option on S&P 500 Index (Expiration Date: 9-15-23; Strike Price: $4,250.00; Notional Amount: 1,300) (A)	13	15,925
Exchange Traded Option on S&P 500 Index (Expiration Date: 9-15-23; Strike Price: $4,425.00; Notional Amount: 7,800) (A)	78	203,970
Exchange Traded Option on Uber Technologies, Inc. (Expiration Date: 8-11-23; Strike Price: $47.50; Notional Amount: 32,400) (A)	324	46,111
Over the Counter Option on the USD vs. BRL (Expiration Date: 5-16-24; Strike Price: $4.80; Counterparty: Deutsche Bank AG) (A)(F)	3,912,000	149,294
Over the Counter Option on the USD vs. BRL (Expiration Date: 6-13-24; Strike Price: $4.50; Counterparty: Morgan Stanley & Company International PLC) (A)(F)	8,646,000	141,111

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.1%				$906,623
(Cost $853,626)
Health care 0.1%				906,623
Health care providers and services 0.1%
AthenaHealth Group, Inc. (B)	6.500	02-15-30	1,070,000	906,623

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 24.3%				$176,831,892
(Cost $176,848,098)
U.S. Government 16.7%				121,673,618
U.S. Treasury Bill (E)	4.752	09-14-23	15,385,000	15,285,969
U.S. Treasury Bill	4.811	09-07-23	900,000	895,131
U.S. Treasury Bill (E)	4.945	08-29-23	5,920,000	5,895,775
U.S. Treasury Bill (E)	4.946	08-22-23	12,990,000	12,950,190
U.S. Treasury Bill	5.005	09-12-23	13,089,900	13,009,763
U.S. Treasury Bill (E)	5.017	09-05-23	11,105,000	11,048,423
U.S. Treasury Bill	5.051	08-15-23	4,400,000	4,390,980
U.S. Treasury Bill	5.058	08-01-23	4,455,000	4,455,000
U.S. Treasury Bill (E)	5.087	08-10-23	19,715,000	19,689,044
U.S. Treasury Bill (E)	5.145	08-08-23	10,605,000	10,594,208
U.S. Treasury Bill	5.151	08-17-23	4,040,000	4,030,587
U.S. Treasury Bill (E)	5.162	09-19-23	2,190,000	2,174,321
U.S. Treasury Bill	5.213	09-26-23	1,695,000	1,681,092
U.S. Treasury Bill	5.215	08-31-23	11,950,000	11,897,659
U.S. Treasury Bill	5.264	10-12-23	2,665,000	2,636,898
U.S. Treasury Bill	5.277	01-18-24	1,065,000	1,038,578

	Yield (%)	Shares	Value
Short-term funds 7.6%			55,158,274
John Hancock Collateral Trust (G)	5.2927(H)	30,495	304,801
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.1769(H)	54,853,473	54,853,473

Total investments (Cost $645,933,623) 100.4%	$732,039,633
Other assets and liabilities, net (0.4%)	(3,213,026)
Total net assets 100.0%	$728,826,607

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
HKD	Hong Kong Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is on loan as of 7-31-23. The value of securities on loan amounted to $290,049.
(E)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(F)	For this type of option, notional amounts are equivalent to number of contracts.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 7-31-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 7-31-23:
United States	75.2%
Japan	3.4%
China	3.2%
United Kingdom	3.1%
Netherlands	1.9%
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Ireland	1.8%
Canada	1.7%
Switzerland	1.3%
Germany	1.2%
France	1.2%
Other countries	6.0%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
TOPIX Index Futures	3	Short	Sep 2023	$(474,252)	$(490,704)	$(16,452)
						$(16,452)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	9,000,000	USD	6,076,927	JPM	8/31/2023	—	$(25,609)
CAD	10,980,000	USD	8,307,043	MSI	8/31/2023	$23,104	—
CAD	3,100,000	USD	2,319,738	BNP	9/20/2023	32,721	—
CHF	4,805,000	USD	5,555,061	GSI	8/31/2023	—	(28,610)
CNY	1,149,000	USD	161,029	BNP	9/20/2023	436	—
DKK	10,480,000	USD	1,561,602	GSI	8/31/2023	—	(12,635)
EUR	8,656,000	USD	9,328,456	DB	9/20/2023	211,490	—
EUR	183,000	USD	201,106	JPM	9/20/2023	582	—
GBP	6,735,000	USD	8,655,708	GSI	8/31/2023	—	(11,142)
GBP	4,975,000	USD	6,195,860	MSI	9/20/2023	190,133	—
HKD	15,665,000	USD	2,005,736	GSI	8/31/2023	3,268	—
JPY	1,574,700,000	USD	11,195,170	JPM	8/31/2023	—	(76,740)
JPY	821,400,000	USD	5,905,989	JPM	9/20/2023	—	(88,081)
JPY	346,500,000	USD	2,465,310	SCB	9/20/2023	—	(11,080)
KRW	5,255,910,000	USD	4,126,133	MSI	8/31/2023	—	(6,343)
SEK	20,280,000	USD	1,956,200	GSI	8/31/2023	—	(26,926)
USD	2,343,498	CAD	3,100,000	GSI	9/20/2023	—	(8,961)
USD	6,962,437	CNY	49,285,000	MSI	9/20/2023	36,592	—
USD	10,982,744	EUR	9,906,000	DB	8/31/2023	75,976	—
USD	5,793,370	JPY	794,473,000	SCB	9/20/2023	166,184	—
						$740,486	$(296,127)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
JPM	Alibaba Group Holding, Ltd.	HKD	103.27	Sep 2023	8,500	8,500	$3,399	$(5,323)
MSI	Anhui Conch Cement Company, Ltd., H Shares	HKD	30.84	Sep 2023	26,200	26,200	659	(273)
GSI	China Overseas Land & Investment, Ltd.	HKD	21.65	Sep 2023	36,970	36,970	1,001	(1,428)
GSI	China Vanke Company, Ltd., H Shares	CNY	19.04	Dec 2023	23,400	23,400	481	(581)
GSI	Contemporary Amperex Technology Company, Ltd., Class A	CNY	283.40	Sep 2023	144,400	144,400	93,763	(2,282)
MSI	JD.com, Inc., Class A	HKD	187.52	Dec 2023	3,650	3,650	3,972	(5,073)
MSI	Kweichow Moutai Company, Ltd., Class A	CNY	2,119.30	Sep 2023	9,400	9,400	2,315	(5,462)
JPM	Meituan, Class B	HKD	165.36	Sep 2023	272,400	272,400	257,068	(197,731)
BNP	Ping An Insurance Group Company of China, Ltd., H Shares	HKD	63.84	Sep 2023	890,980	890,980	119,415	(146,844)
MSI	Ping An Insurance Group Company of China, Ltd., H Shares	HKD	62.37	Dec 2023	12,500	12,500	1,895	(5,032)
GSI	Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	CNY	381.78	Oct 2023	1,637	1,637	75	(75)
MSI	Yunnan Energy New Material Company, Ltd., Class A	CNY	127.62	Sep 2023	2,700	2,700	1,045	(31)
							$485,088	$(370,135)
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
Exchange-traded	Affirm Holdings, Inc.	USD	25.00	Sep 2023	468	46,800	$48,716	$(52,182)
Exchange-traded	Apellis Pharmaceuticals, Inc.	USD	70.00	Aug 2023	141	14,100	5,789	(1,058)
Exchange-traded	Atlassian Corp., Class A	USD	210.00	Aug 2023	68	6,800	25,733	(30,260)
Exchange-traded	BILL Holdings, Inc.	USD	155.00	Aug 2023	49	4,900	9,837	(9,555)
Exchange-traded	Block, Inc.	USD	90.00	Aug 2023	163	16,300	11,619	(22,087)
Exchange-traded	Datadog, Inc., Class A	USD	125.00	Aug 2023	123	12,300	41,103	(46,433)
Exchange-traded	HubSpot, Inc.	USD	630.00	Aug 2023	22	2,200	10,652	(19,690)
Exchange-traded	NVIDIA Corp.	USD	550.00	Aug 2023	27	2,700	13,278	(4,415)
Exchange-traded	Rivian Automotive, Inc., Class A	USD	40.00	Aug 2023	239	23,900	8,050	(6,453)
							$174,777	$(192,133)
Puts
JPM	Alibaba Group Holding, Ltd.	HKD	61.96	Sep 2023	8,500	8,500	$1,843	$(105)
GSI	China Overseas Land & Investment, Ltd.	HKD	13.86	Sep 2023	36,970	36,970	987	(352)
GSI	Contemporary Amperex Technology Company, Ltd., Class A	CNY	181.38	Sep 2023	144,400	144,400	73,874	(5,319)
MSI	JD.com, Inc., Class A	HKD	100.97	Dec 2023	3,650	3,650	1,795	(596)
JPM	Meituan, Class B	HKD	99.21	Sep 2023	272,400	272,400	140,928	(17,279)
MSI	Ping An Insurance Group Company of China, Ltd., H Shares	HKD	39.92	Dec 2023	12,500	12,500	1,250	(738)
MSI	Yunnan Energy New Material Company, Ltd., Class A	CNY	81.68	Sep 2023	2,700	2,700	798	(270)
							$221,475	$(24,659)
Exchange-traded	Affirm Holdings, Inc.	USD	10.00	Sep 2023	468	46,800	26,760	(4,914)
Exchange-traded	Apellis Pharmaceuticals, Inc.	USD	25.00	Aug 2023	141	14,100	16,134	(36,308)
Exchange-traded	Atlassian Corp., Class A	USD	120.00	Aug 2023	68	6,800	4,823	(2,210)
Exchange-traded	BILL Holdings, Inc.	USD	80.00	Aug 2023	49	4,900	5,040	(1,348)
							$52,757	$(44,780)
							$934,097	$(631,707)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Exchange-traded	S&P 500 Index	USD	3,700.00	Aug 2023	18	1,800	$25,914	$(1,080)

Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Brazilian Real	DB	USD	6.00	May 2024	3,912,000	$87,109	$(33,502)
U.S. Dollar vs. Brazilian Real	MSI	USD	5.50	Jun 2024	2,882,000	88,299	(59,591)
						$175,408	$(93,093)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	GS Custom Basket	1-Day USD OBFR - 0.50%	Monthly	USD	7,791,265	May 2033	GSI	—	$(245,705)	$(245,705)
Pay	Health Care Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	3,834,638	May 2033	GSI	—	25,594	25,594
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Invesco QQQ Trust Series 1	1-Day USD OBFR - 0.30%	Monthly	USD	728,277	May 2033	GSI	—	$(8,798)	$(8,798)
Pay	iShares iBoxx $ High Yield Corporate Bond ETF	1-Day USD OBFR - 1.20%	Monthly	USD	1,504	May 2033	GSI	—	1	1
Pay	iShares MSCI EAFE ETF	1-Day USD OBFR - 0.20%	Monthly	USD	1,529,684	May 2033	GSI	—	(5,002)	(5,002)
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.55%	Monthly	USD	8,985,964	May 2033	GSI	—	(207)	(207)
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 0.96%	Monthly	USD	1,096,213	May 2033	GSI	—	(56,178)	(56,178)
Pay	SPDR S&P 500 ETF	1-Day USD OBFR - 0.20%	Monthly	USD	12,321,453	May 2033	GSI	—	(129,963)	(129,963)
Pay	SPDR S&P Pharmaceuticals ETF	1-Day USD OBFR - 1.70%	Monthly	USD	2,675,823	May 2033	GSI	—	(113,731)	(113,731)
Pay	SPDR S&P Regional Banking ETF	1-Day USD OBFR - 0.70%	Monthly	USD	11,438,137	May 2033	GSI	—	(434,113)	(434,113)
Pay	Vanguard FTSE Developed Markets ETF	1-Day USD OBFR - 0.47%	Monthly	USD	3,650,076	May 2033	GSI	—	(45,147)	(45,147)
Pay	Industrial Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	3,072,766	May 2028	JPM	—	(94,523)	(94,523)
Pay	iShares Expanded Tech Sector ETF	1-Day USD OBFR - 1.82%	Monthly	USD	2,255,506	May 2028	JPM	—	(112,073)	(112,073)
Pay	iShares MSCI Eurozone ETF	1-Day USD OBFR - 1.07%	Monthly	USD	103,524	May 2028	JPM	—	(4,027)	(4,027)
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.82%	Monthly	USD	2,988,207	May 2028	JPM	—	(96,456)	(96,456)
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 0.57%	Monthly	USD	8,473,288	May 2028	JPM	—	(560,043)	(560,043)
Pay	SPDR S&P Biotech ETF	1-Day USD OBFR - 3.07%	Monthly	USD	17,212,954	May 2028	JPM	—	(204,817)	(204,817)
Pay	SPDR S&P Regional Banking ETF	1-Day USD OBFR - 1.00%	Monthly	USD	2,014,682	May 2028	JPM	—	(165,901)	(165,901)
Pay	VanEck Semiconductor ETF	1-Day USD OBFR - 0.57%	Monthly	USD	24,715	May 2028	JPM	—	(1,540)	(1,540)
Pay	MSCI USA Momentum Index	Fixed (0.48%)	Monthly	USD	584,103	Feb 2024	MSI	—	—	—
Pay	ARK Innovation ETF	1-Day USD OBFR - 2.33%	Monthly	USD	1,198,729	May 2033	MSI	—	(16,385)	(16,385)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	22,060,357	May 2033	MSI	—	278,459	278,459
Pay	Energy Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	1,760,985	May 2033	MSI	—	(131,013)	(131,013)
Pay	Financial Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	18,857,468	May 2033	MSI	—	(361,586)	(361,586)
Pay	Harvest CSI 300 China A-Shares ETF	1-Day USD OBFR - 0.93%	Monthly	USD	5,764,159	May 2033	MSI	—	—	—
Pay	Health Care Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	27,269,193	May 2033	MSI	—	(584,484)	(584,484)
Pay	Industrial Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	5,475,530	May 2033	MSI	—	(60,290)	(60,290)
Pay	Invesco QQQ Trust Series 1	1-Day USD OBFR - 0.20%	Monthly	USD	8,088,375	May 2033	MSI	—	(7,343)	(7,343)
Pay	iShares Biotechnology ETF	1-Day USD OBFR - 1.93%	Monthly	USD	8,724,992	May 2033	MSI	—	11,248	11,248
Pay	iShares Expanded Tech-Software Sector ETF	1-Day USD OBFR - 1.33%	Monthly	USD	3,510,861	May 2033	MSI	—	(4,786)	(4,786)
Pay	iShares MSCI EAFE ETF	1-Day USD OBFR - 0.20%	Monthly	USD	110,139	May 2033	MSI	—	(829)	(829)
Pay	iShares MSCI EAFE Value ETF	1-Day USD OBFR - 0.58%	Monthly	USD	17,992,080	May 2033	MSI	—	(357,729)	(357,729)
Pay	iShares MSCI Eurozone ETF	1-Day USD OBFR - 0.78%	Monthly	USD	8,193,158	May 2033	MSI	—	18,490	18,490
Pay	iShares Russell 1000 ETF	1-Day USD OBFR - 0.53%	Monthly	USD	2,609,719	May 2033	MSI	—	(34,297)	(34,297)
Pay	iShares Russell 2000 ETF	1-Day USD OBFR - 0.68%	Monthly	USD	15,658,105	May 2033	MSI	—	(386,283)	(386,283)
Pay	iShares Russell 2000 Value ETF	1-Day USD OBFR - 0.58%	Monthly	USD	9,365,499	May 2033	MSI	—	(349,648)	(349,648)
Pay	iShares Russell 3000 ETF	1-Day USD OBFR - 0.53%	Monthly	USD	2,673,723	May 2033	MSI	—	(35,786)	(35,786)
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.98%	Monthly	USD	31,640,069	May 2033	MSI	—	240,643	240,643
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 2.03%	Monthly	USD	11,410,109	May 2033	MSI	—	(80,720)	(80,720)
Pay	SPDR S&P 500 ETF	1-Day USD OBFR - 0.20%	Monthly	USD	34,560,944	May 2033	MSI	—	(620,651)	(620,651)
Pay	SPDR S&P Biotech ETF	1-Day USD OBFR - 3.98%	Monthly	USD	3,653,466	May 2033	MSI	—	60,550	60,550
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Day USD OBFR - 0.93%	Monthly	USD	9,925,133	May 2033	MSI	—	(978,147)	(978,147)
Pay	SPDR S&P Pharmaceuticals ETF	1-Day USD OBFR - 2.53%	Monthly	USD	4,685,307	May 2033	MSI	—	(293,737)	(293,737)
Pay	SPDR S&P Regional Banking ETF	1-Day USD OBFR - 1.18%	Monthly	USD	21,604,079	May 2033	MSI	—	(2,169,867)	(2,169,867)
Pay	SPDR S&P Retail ETF	1-Day USD OBFR - 1.78%	Monthly	USD	5,362,542	May 2033	MSI	—	(170,078)	(170,078)
Pay	STOXX Europe 600 Automobiles & Parts Index	1-Day EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	1,626,300	May 2033	MSI	—	(52,846)	(52,846)
Pay	STOXX Europe 600 Industrial Goods & Services Index	1-Day EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	2,344,383	May 2033	MSI	—	(66,900)	(66,900)
Pay	VanEck Oil Services ETF	1-Day USD OBFR - 2.18%	Monthly	USD	1,471,738	May 2033	MSI	—	(89,241)	(89,241)
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Developed Markets ETF	1-Day USD OBFR - 0.20%	Monthly	USD	95,302,490	May 2033	MSI	—	$(696,463)	$(696,463)
Pay	Vanguard FTSE Europe ETF	1-Day USD OBFR - 0.20%	Monthly	USD	14,320,737	May 2033	MSI	—	(66,861)	(66,861)
Pay	Vanguard Real Estate ETF	1-Day USD OBFR - 0.53%	Monthly	USD	724,350	May 2033	MSI	—	3,786	3,786
Pay	iShares iBoxx $ High Yield Corporate Bond ETF	1-Day USD OBFR - 1.13%	Monthly	USD	6,886,868	May 2033	MSI	—	(11,190)	(11,190)
Receive	Agilent Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,195,057	May 2033	GSI	—	(30,642)	(30,642)
Receive	AIA Group, Ltd.	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	8,225,550	May 2033	GSI	—	6,704	6,704
Receive	Alcon, Inc.	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	439,843	May 2033	GSI	—	7,618	7,618
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	608,754	May 2033	GSI	—	65,755	65,755
Receive	Amazon.com, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,002,901	May 2033	GSI	—	23,212	23,212
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Day USD OBFR + 0.75%	Monthly	USD	280,024	May 2033	GSI	—	6,455	6,455
Receive	AstraZeneca PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	310,184	May 2033	GSI	—	16,558	16,558
Receive	Avantor, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	808,448	May 2033	GSI	—	(40,784)	(40,784)
Receive	BAWAG Group AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	258,560	May 2033	GSI	—	3,788	3,788
Receive	Bayer AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,426,315	May 2033	GSI	—	25,800	25,800
Receive	BlackRock, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	288,338	May 2033	GSI	—	(6,323)	(6,323)
Receive	Block, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	823,702	May 2033	GSI	—	42,972	42,972
Receive	Boliden AB	1-Month SEK STIBOR + 0.20%	Monthly	SEK	6,443,042	May 2033	GSI	—	50,176	50,176
Receive	Boston Scientific Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	3,201,933	May 2033	GSI	—	(113,685)	(113,685)
Receive	CBRE Group, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,402,011	May 2033	GSI	—	(81,393)	(81,393)
Receive	China Gas Holdings, Ltd.	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	3,955,684	May 2033	GSI	—	21,773	21,773
Receive	China Longyuan Power Group Corp, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	10,409,610	May 2033	GSI	—	(11,861)	(11,861)
Receive	China Resources Gas Group, Ltd.	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	7,421,067	May 2033	GSI	—	75,402	75,402
Receive	Contemporary Amperex Technology Company, Ltd., Class A	1-Day USD OBFR + 0.75%	Monthly	USD	864,472	May 2033	GSI	—	66,760	66,760
Receive	Daiichi Sankyo Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	315,825,410	May 2033	GSI	—	230,222	230,222
Receive	Datadog, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,081,746	May 2033	GSI	—	61,630	61,630
Receive	Edwards Lifesciences Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	162,138	May 2033	GSI	—	(19,376)	(19,376)
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	94,520,340	May 2033	GSI	—	(7,971)	(7,971)
Receive	Elanco Animal Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	4,339	May 2033	GSI	—	166	166
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	785,514	May 2033	GSI	—	(31,160)	(31,160)
Receive	ENN Energy Holdings, Ltd.	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	9,786,470	May 2033	GSI	—	75,595	75,595
Receive	FinecoBank SpA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	569,688	May 2033	GSI	—	12,979	12,979
Receive	FNB Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	304,601	May 2033	GSI	—	4,067	4,067
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	3,632,928	May 2033	GSI	—	2,903	2,903
Receive	Genpact, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	1,175,204	May 2033	GSI	—	(52,921)	(52,921)
Receive	Glaukos Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	410,461	May 2033	GSI	—	3,578	3,578
Receive	Global Payments, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,174,823	May 2033	GSI	—	(20,181)	(20,181)
Receive	GSK PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,250,575	May 2033	GSI	—	10,948	10,948
Receive	Humana, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	122,143	May 2033	GSI	—	2,161	2,161
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	IMI PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	687,440	May 2033	GSI	—	$(1,990)	$(1,990)
Receive	Immatics NV	1-Day USD OBFR + 0.25%	Monthly	USD	735,904	May 2033	GSI	—	(1,667)	(1,667)
Receive	Inari Medical, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	126,124	May 2033	GSI	—	1,188	1,188
Receive	Intercontinental Exchange, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,583,984	May 2033	GSI	—	(27,114)	(27,114)
Receive	Kunlun Energy Company, Ltd.	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	9,301,871	May 2033	GSI	—	91,918	91,918
Receive	Mirati Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	77,662	May 2033	GSI	—	(8,571)	(8,571)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	104,315,400	May 2033	GSI	—	57,036	57,036
Receive	Molina Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	527,070	May 2033	GSI	—	(23,555)	(23,555)
Receive	MongoDB, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	80,465	May 2033	GSI	—	1,695	1,695
Receive	Nikon Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	69,667,700	May 2033	GSI	—	21,921	21,921
Receive	Nippon Shinyaku Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	12,061,530	May 2033	GSI	—	5,075	5,075
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	927,235	May 2033	GSI	—	4,105	4,105
Receive	Panasonic Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	72,533,813	May 2033	GSI	—	20,706	20,706
Receive	PTC Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,111,664	May 2033	GSI	—	27,517	27,517
Receive	Remegen Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	4,085,250	May 2033	GSI	—	30,250	30,250
Receive	Resona Holdings, Inc.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	204,209,460	May 2033	GSI	—	130,846	130,846
Receive	REVOLUTION Medicines, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,014,279	May 2033	GSI	—	(26,794)	(26,794)
Receive	RH	1-Day USD OBFR + 0.25%	Monthly	USD	914,419	May 2033	GSI	—	25,863	25,863
Receive	Rheinmetall AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	16,216	May 2033	GSI	—	(46)	(46)
Receive	Roku, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	347,124	May 2033	GSI	—	105,239	105,239
Receive	S&P Global, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	50,855	May 2033	GSI	—	(3,979)	(3,979)
Receive	Sage Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	310,515	May 2033	GSI	—	(75,939)	(75,939)
Receive	ServiceNow, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	885,686	May 2033	GSI	—	1,696	1,696
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	2,184,095	May 2033	GSI	—	(8,445)	(8,445)
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,005,093	May 2033	GSI	—	27,574	27,574
Receive	Skyworks Solutions, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	441,461	May 2033	GSI	—	9,155	9,155
Receive	Spotify Technology SA	1-Day USD OBFR + 0.25%	Monthly	USD	882,408	May 2033	GSI	—	(122,629)	(122,629)
Receive	Syndax Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	768,059	May 2033	GSI	—	(5,910)	(5,910)
Receive	Taiwan Semiconductor Manufacturing Company, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	354,350	May 2033	GSI	—	(9,162)	(9,162)
Receive	Tecan Group AG	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	7,352	May 2033	GSI	—	323	323
Receive	Teleflex, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	137,655	May 2033	GSI	—	(4,254)	(4,254)
Receive	Tokyo Electron, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	67,485,000	May 2033	GSI	—	20,926	20,926
Receive	UCB SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	70,671	May 2033	GSI	—	(1,732)	(1,732)
Receive	Veracyte, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	95,940	May 2033	GSI	—	(2,439)	(2,439)
Receive	Wacker Chemie AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	467,287	May 2033	GSI	—	2,492	2,492
Receive	Wells Fargo & Company	1-Day USD OBFR + 0.25%	Monthly	USD	3,466,270	May 2033	GSI	—	(90,148)	(90,148)
Receive	WEX, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	292,485	May 2033	GSI	—	(10,274)	(10,274)
Receive	Wolfspeed, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	996,198	May 2033	GSI	—	34,093	34,093
Receive	Zhejiang HangKe Technology, Inc., Class A	1-Day USD OBFR + 0.75%	Monthly	USD	2,107	May 2033	GSI	$(3)	(9)	(12)
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Zoetis, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	312,673	May 2033	GSI	—	$29,060	$29,060
Receive	Admiral Group PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,671,499	May 2028	JPM	—	48,071	48,071
Receive	AES Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	2,846,415	May 2028	JPM	—	35,879	35,879
Receive	Agilent Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,045,745	May 2028	JPM	—	18,152	18,152
Receive	Allianz SE	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,182,205	May 2028	JPM	—	58,433	58,433
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	2,306,797	May 2028	JPM	—	199,727	199,727
Receive	Alphabet, Inc., Class C	1-Day USD OBFR + 0.25%	Monthly	USD	2,588,474	May 2028	JPM	—	212,098	212,098
Receive	Amazon.com, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,471,614	May 2028	JPM	—	53,856	53,856
Receive	American Electric Power Company, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	429,686	May 2028	JPM	—	(6,821)	(6,821)
Receive	Anglo American PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	307,472	May 2028	JPM	—	20,883	20,883
Receive	Antero Resources Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,529,411	May 2028	JPM	—	247,851	247,851
Receive	ASML Holding NV, NYRS	1-Day USD OBFR + 0.25%	Monthly	USD	2,389,622	May 2028	JPM	—	(5,943)	(5,943)
Receive	AstraZeneca PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,177,121	May 2028	JPM	—	76,749	76,749
Receive	Atlassian Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	579,955	May 2028	JPM	—	28,775	28,775
Receive	Banco Santander SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,322,836	May 2028	JPM	$(1,838)	66,308	64,470
Receive	BAWAG Group AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	26,388	May 2028	JPM	—	2,535	2,535
Receive	Becton Dickinson & Company	1-Day USD OBFR + 0.25%	Monthly	USD	276,439	May 2028	JPM	—	18,483	18,483
Receive	Blueprint Medicines Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	238,346	May 2028	JPM	—	16,103	16,103
Receive	Boston Scientific Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	528,080	May 2028	JPM	—	(15,743)	(15,743)
Receive	Cboe Global Markets, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	773,192	May 2028	JPM	—	6,294	6,294
Receive	Chesapeake Energy Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,080,031	May 2028	JPM	—	9,550	9,550
Receive	China Merchants Bank Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.30%	Monthly	HKD	2,729,682	May 2028	JPM	—	17,925	17,925
Receive	Concordia Financial Group, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	70,552,320	May 2028	JPM	—	60,279	60,279
Receive	Daiichi Sankyo Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	29,995,200	May 2028	JPM	—	10,917	10,917
Receive	Diamondback Energy, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,947,768	May 2028	JPM	—	242,504	242,504
Receive	Disco Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	68,172,214	May 2028	JPM	—	47,141	47,141
Receive	Dynatrace, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	255,456	May 2028	JPM	—	15,399	15,399
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	14,011,330	May 2028	JPM	—	(9,210)	(9,210)
Receive	Elanco Animal Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	181,764	May 2028	JPM	—	39,201	39,201
Receive	Eli Lilly & Company	1-Day USD OBFR + 0.25%	Monthly	USD	405,625	May 2028	JPM	—	(11,140)	(11,140)
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	246,566	May 2028	JPM	—	(3,230)	(3,230)
Receive	Engie SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	2,455,406	May 2028	JPM	—	(72,276)	(72,276)
Receive	EQT Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,716,677	May 2028	JPM	—	69,592	69,592
Receive	FinecoBank SpA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	10,565	May 2028	JPM	—	1,623	1,623
Receive	Fortrea Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	399,637	May 2028	JPM	—	(55,844)	(55,844)
Receive	HCA Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,658,528	May 2028	JPM	—	(147,816)	(147,816)
Receive	Health Catalyst, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	244,996	May 2028	JPM	—	45,685	45,685
Receive	Hologic, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	41,070	May 2028	JPM	—	163	163
Receive	Humana, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	481,924	May 2028	JPM	—	12,084	12,084
Receive	Immunocore Holdings PLC, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	1,169,043	May 2028	JPM	—	102,829	102,829
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	ING Groep NV	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,109,337	May 2028	JPM	—	$72,232	$72,232
Receive	Insulet Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	201,341	May 2028	JPM	—	(4,450)	(4,450)
Receive	Kasikornbank PCL	1-Day USD OBFR + 1.00%	Monthly	USD	228,680	May 2028	JPM	—	(10,885)	(10,885)
Receive	KBC Group NV	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	319,245	May 2028	JPM	—	20,570	20,570
Receive	Laboratory Corp of America Holdings	1-Day USD OBFR + 0.25%	Monthly	USD	2,262,161	May 2028	JPM	—	40,532	40,532
Receive	Lancashire Holdings, Ltd.	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	272,329	May 2028	JPM	—	15,973	15,973
Receive	Lifetech Scientific Corp.	1-Day HKD HONIA Compounded OIS + 0.30%	Monthly	HKD	56,768	May 2028	JPM	—	(243)	(243)
Receive	Micron Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	343,660	May 2028	JPM	—	41,498	41,498
Receive	Microsoft Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	846,051	May 2028	JPM	—	(8,558)	(8,558)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	18,522,400	May 2028	JPM	—	5,887	5,887
Receive	Muenchener Rueckversicherungs-Gesellschaft AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	644,111	May 2028	JPM	—	13,278	13,278
Receive	Nikon Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	139,223,700	May 2028	JPM	—	(3,151)	(3,151)
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	747,264	May 2028	JPM	—	22,551	22,551
Receive	ON Semiconductor Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	323,094	May 2028	JPM	—	50,307	50,307
Receive	Palo Alto Networks, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,369,401	May 2028	JPM	—	(81,111)	(81,111)
Receive	Panasonic Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	14,960,092	May 2028	JPM	—	(1,299)	(1,299)
Receive	Pfizer, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,414,564	May 2028	JPM	—	(7,839)	(7,839)
Receive	QuidelOrtho Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	446,311	May 2028	JPM	—	17,833	17,833
Receive	Renesas Electronics Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	250,356,015	May 2028	JPM	—	(55,968)	(55,968)
Receive	S&P Global, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	363,236	May 2028	JPM	—	(5,906)	(5,906)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.30%	Monthly	HKD	2,298,274	May 2028	JPM	—	(10,105)	(10,105)
Receive	Shibaura Mechatronics Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	147,908,440	May 2028	JPM	—	8,544	8,544
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	891,709	May 2028	JPM	—	18,957	18,957
Receive	SKC Company, Ltd.	1-Day USD OBFR + 0.50%	Monthly	USD	1,193,355	May 2028	JPM	—	(65,821)	(65,821)
Receive	Societe Generale SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,991,408	May 2028	JPM	—	37,524	37,524
Receive	Sony Group Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	162,432,716	May 2028	JPM	—	16,796	16,796
Receive	Spotify Technology SA	1-Day USD OBFR + 0.25%	Monthly	USD	498,424	May 2028	JPM	—	(36,858)	(36,858)
Receive	Taiwan Semiconductor Manufacturing Company, Ltd.	1-Day USD OBFR + 0.50%	Monthly	USD	1,258,484	May 2028	JPM	—	(40,578)	(40,578)
Receive	Talanx AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	29,380	May 2028	JPM	—	2,221	2,221
Receive	Teleflex, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	763,203	May 2028	JPM	—	40,868	40,868
Receive	The Bank of Kyoto, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	185,522,400	May 2028	JPM	—	183,236	183,236
Receive	Thermo Fisher Scientific, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,080,318	May 2028	JPM	—	106,202	106,202
Receive	Tokyo Electron, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	119,637,495	May 2028	JPM	—	27,905	27,905
Receive	Tokyo Seimitsu Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	26,290,817	May 2028	JPM	—	5,693	5,693
Receive	Transocean, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	811,396	May 2028	JPM	—	157,215	157,215
Receive	Trupanion, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	18,370	May 2028	JPM	—	7,325	7,325
Receive	UBS Group AG	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	617,390	May 2028	JPM	—	18,444	18,444
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	UniCredit SpA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	259,976	May 2028	JPM	—	$(1,492)	$(1,492)
Receive	Unimicron Technology Corp.	1-Day USD OBFR + 0.50%	Monthly	USD	711,737	May 2028	JPM	—	54,878	54,878
Receive	UnitedHealth Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,717,526	May 2028	JPM	—	193,142	193,142
Receive	Vaxcyte, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,245,213	May 2028	JPM	—	(14,408)	(14,408)
Receive	Waters Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,078,502	May 2028	JPM	—	35,247	35,247
Receive	Wells Fargo & Company	1-Day USD OBFR + 0.25%	Monthly	USD	1,406,187	May 2028	JPM	—	81,723	81,723
Receive	Weyerhaeuser Company	1-Day USD OBFR + 0.25%	Monthly	USD	1,093,762	May 2028	JPM	—	23,131	23,131
Receive	Wiwynn Corp.	1-Day USD OBFR + 0.50%	Monthly	USD	532,729	May 2028	JPM	—	113,822	113,822
Receive	Wolfspeed, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,641,645	May 2028	JPM	—	70,060	70,060
Receive	Abcam PLC, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	744,981	May 2033	MSI	—	(14,478)	(14,478)
Receive	Accton Technology Corp.	1-Day USD OBFR + 0.55%	Monthly	USD	642,695	May 2033	MSI	—	(26,577)	(26,577)
Receive	Activision Blizzard, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,040,130	May 2033	MSI	—	(6,926)	(6,926)
Receive	Adyen NV	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	1,363,083	May 2033	MSI	—	134,557	134,557
Receive	Affirm Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	792,160	May 2033	MSI	—	103,585	103,585
Receive	Alnylam Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	992,650	May 2033	MSI	—	(38,180)	(38,180)
Receive	Alphabet, Inc., Class C	1-Day USD OBFR + 0.25%	Monthly	USD	632,053	May 2033	MSI	—	39,528	39,528
Receive	Amicus Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	859,980	May 2033	MSI	—	15,818	15,818
Receive	Anglo American PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	1,407,421	May 2033	MSI	—	80,189	80,189
Receive	ASML Holding NV, NYRS	1-Day USD OBFR + 0.25%	Monthly	USD	740,155	May 2033	MSI	—	(38,712)	(38,712)
Receive	ASR Nederland NV	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	372,180	May 2033	MSI	—	15,883	15,883
Receive	AstraZeneca PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	1,096,908	May 2033	MSI	—	134,906	134,906
Receive	Atlassian Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	722,983	May 2033	MSI	—	4,727	4,727
Receive	Bayer AG	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	631,416	May 2033	MSI	—	40,218	40,218
Receive	BILL Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	641,608	May 2033	MSI	—	(24,982)	(24,982)
Receive	BlackRock, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	485,489	May 2033	MSI	—	6,435	6,435
Receive	Block, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	629,164	May 2033	MSI	—	18,756	18,756
Receive	BNP Paribas SA	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	643,659	May 2033	MSI	—	39,936	39,936
Receive	Boston Scientific Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	814,561	May 2033	MSI	—	(13,258)	(13,258)
Receive	British American Tobacco PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	3,833,115	May 2033	MSI	—	294,723	294,723
Receive	Broadcom, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,205,577	May 2033	MSI	—	(5,390)	(5,390)
Receive	Burlington Stores, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,081,321	May 2033	MSI	—	111,317	111,317
Receive	Cboe Global Markets, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	197,442	May 2033	MSI	—	(2,251)	(2,251)
Receive	CBRE Group, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,317,814	May 2033	MSI	—	(60,080)	(60,080)
Receive	Celldex Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,056,188	May 2033	MSI	—	(47,109)	(47,109)
Receive	Ceridian HCM Holding, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	644,449	May 2033	MSI	—	371	371
Receive	Chipotle Mexican Grill, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,480,389	May 2033	MSI	—	12,688	12,688
Receive	Citizens Financial Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	658,970	May 2033	MSI	—	(14,016)	(14,016)
Receive	Datadog, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,056,204	May 2033	MSI	—	35,062	35,062
Receive	Deckers Outdoor Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,700,380	May 2033	MSI	—	(14,792)	(14,792)
Receive	Disco Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	85,517,186	May 2033	MSI	—	90,639	90,639
Receive	Dynatrace, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,028,896	May 2033	MSI	—	(7,311)	(7,311)
Receive	Ebara Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	122,085,821	May 2033	MSI	—	(7,892)	(7,892)
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	41,039,488	May 2033	MSI	—	(513)	(513)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	735,646	May 2033	MSI	—	$(17,794)	$(17,794)
Receive	Erste Group Bank AG	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	211,556	May 2033	MSI	—	7,898	7,898
Receive	EXOR NV	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	313,217	May 2033	MSI	—	2,362	2,362
Receive	FinecoBank SpA	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	317,522	May 2033	MSI	—	10,175	10,175
Receive	First Solar, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	374,145	May 2033	MSI	—	564	564
Receive	Fluor Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	641,615	May 2033	MSI	—	8,069	8,069
Receive	FNB Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	2,011,652	May 2033	MSI	—	99,953	99,953
Receive	Fortrea Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	18,409	May 2033	MSI	—	(673)	(673)
Receive	Genpact, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	720,067	May 2033	MSI	—	(60,872)	(60,872)
Receive	Genus PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	75,313	May 2033	MSI	—	4,810	4,810
Receive	Hangzhou Tigermed Consulting Company, Ltd., Class A	1-Day USD OBFR + 0.70%	Monthly	USD	352,859	May 2033	MSI	—	30,948	30,948
Receive	HCA Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	820,127	May 2033	MSI	—	(55,032)	(55,032)
Receive	HubSpot, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	314,891	May 2033	MSI	—	12,543	12,543
Receive	Humana, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	43,441	May 2033	MSI	—	2,251	2,251
Receive	Inari Medical, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	454,822	May 2033	MSI	—	(5,487)	(5,487)
Receive	Insulet Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,241,971	May 2033	MSI	—	(50,623)	(50,623)
Receive	Intellia Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	653,521	May 2033	MSI	—	(27,853)	(27,853)
Receive	Intuitive Surgical, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	424,254	May 2033	MSI	—	(36,075)	(36,075)
Receive	Japan Post Insurance Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	49,058,951	May 2033	MSI	—	2,602	2,602
Receive	JPMorgan Chase & Co.	1-Day USD OBFR + 0.25%	Monthly	USD	1,810,498	May 2033	MSI	—	66,677	66,677
Receive	Kymera Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	61,927	May 2033	MSI	—	(1,980)	(1,980)
Receive	Laboratory Corp of America Holdings	1-Day USD OBFR + 0.25%	Monthly	USD	118,200	May 2033	MSI	—	529	529
Receive	Lifetech Scientific Corp.	1-Day HKD HONIA Compounded OIS + 0.40%	Monthly	HKD	4,501,008	May 2033	MSI	—	(48,266)	(48,266)
Receive	MercadoLibre, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,624,896	May 2033	MSI	—	78,162	78,162
Receive	Micron Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	254,971	May 2033	MSI	—	23,911	23,911
Receive	Molina Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	59,682	May 2033	MSI	—	802	802
Receive	MongoDB, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,704,193	May 2033	MSI	—	56,148	56,148
Receive	Morphic Holding, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,083,608	May 2033	MSI	—	(49,645)	(49,645)
Receive	Netflix, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,609,484	May 2033	MSI	—	(53,089)	(53,089)
Receive	Nippon Shinyaku Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	40,424,062	May 2033	MSI	—	14,217	14,217
Receive	Nova, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	575,846	May 2033	MSI	—	25,076	25,076
Receive	Owens & Minor, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	6,979	May 2033	MSI	—	(27)	(27)
Receive	Panasonic Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	60,029,550	May 2033	MSI	—	18,703	18,703
Receive	Pinterest, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	109,662	May 2033	MSI	—	(803)	(803)
Receive	QuidelOrtho Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	57,526	May 2033	MSI	—	2,822	2,822
Receive	Rambus, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	522,012	May 2033	MSI	—	(10,130)	(10,130)
Receive	Regeneron Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,293,998	May 2033	MSI	—	60,334	60,334
Receive	Rheinmetall AG	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	703,692	May 2033	MSI	—	11,915	11,915
Receive	Rivian Automotive, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	509,572	May 2033	MSI	—	76,597	76,597
Receive	Ross Stores, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	658,082	May 2033	MSI	—	24,999	24,999
Receive	S&P Global, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,112,344	May 2033	MSI	—	(63,012)	(63,012)
Receive	Sage Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	699,838	May 2033	MSI	—	(178,839)	(178,839)
Receive	Sarepta Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,572,442	May 2033	MSI	—	13,243	13,243
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	SCREEN Holdings Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	81,997,056	May 2033	MSI	—	$(12,459)	$(12,459)
Receive	Seagen, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	769,850	May 2033	MSI	—	(24,084)	(24,084)
Receive	ServiceNow, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	831,109	May 2033	MSI	—	(14,682)	(14,682)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.40%	Monthly	HKD	44,583	May 2033	MSI	—	(242)	(242)
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	2,333,405	May 2033	MSI	—	(33,740)	(33,740)
Receive	Skyworks Solutions, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	376,593	May 2033	MSI	—	(2,492)	(2,492)
Receive	Splunk, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,856,202	May 2033	MSI	—	(49,189)	(49,189)
Receive	Stryker Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,472,794	May 2033	MSI	—	(74,013)	(74,013)
Receive	Take-Two Interactive Software, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	368,642	May 2033	MSI	—	(120)	(120)
Receive	Talanx AG	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	1,562,864	May 2033	MSI	—	85,361	85,361
Receive	The Azek Company, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	230,412	May 2033	MSI	—	(1,451)	(1,451)
Receive	The Chiba Bank, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	101,571,340	May 2033	MSI	—	60,896	60,896
Receive	Tokyo Seimitsu Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	49,216,000	May 2033	MSI	—	8,567	8,567
Receive	Trupanion, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	342,076	May 2033	MSI	—	54,029	54,029
Receive	Ultragenyx Pharmaceutical, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	651,709	May 2033	MSI	—	(19,125)	(19,125)
Receive	Ulvac, Inc.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	95,989,800	May 2033	MSI	—	7,229	7,229
Receive	Unicaja Banco SA	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	320,426	May 2033	MSI	—	1,230	1,230
Receive	Unimicron Technology Corp.	1-Day USD OBFR + 0.55%	Monthly	USD	462,911	May 2033	MSI	—	22,857	22,857
Receive	VanEck Gold Miners ETF	1-Day USD OBFR + 0.25%	Monthly	USD	1,116,936	May 2033	MSI	—	(21,610)	(21,610)
Receive	Veeva Systems, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	260,863	May 2033	MSI	—	(3,819)	(3,819)
Receive	Veracyte, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	359,908	May 2033	MSI	—	(30,371)	(30,371)
Receive	Wells Fargo & Company	1-Day USD OBFR + 0.25%	Monthly	USD	341,098	May 2033	MSI	—	10,202	10,202
Receive	Welltower, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	694,334	May 2033	MSI	—	23,864	23,864
Receive	Zoetis, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,047,258	May 2033	MSI	—	106,869	106,869
Receive	Airbnb, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	126,027	May 2033	MSI	—	5,691	5,691
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	2,246,025	May 2033	MSI	—	121,042	121,042
Receive	Amazon.com, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	659,119	May 2033	MSI	—	(615)	(615)
Receive	Danaher Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	72,041	May 2033	MSI	—	5,192	5,192
Receive	FleetCor Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	840,060	May 2033	MSI	—	(32,913)	(32,913)
Receive	Illumina, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	189,296	May 2033	MSI	—	7,888	7,888
Receive	Mastercard, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	2,233,417	May 2033	MSI	—	(44,911)	(44,911)
Receive	Meta Platforms, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,589,443	May 2033	MSI	—	37,924	37,924
Receive	Microsoft Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	820,763	May 2033	MSI	—	(24,792)	(24,792)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	195,698,100	May 2033	MSI	—	79,453	79,453
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.30%	Monthly	CHF	631,720	May 2033	MSI	—	54,434	54,434
Receive	NVIDIA Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	428,370	May 2033	MSI	—	1,566	1,566
Receive	Palo Alto Networks, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	865,673	May 2033	MSI	—	(1,896)	(1,896)
Receive	Spotify Technology SA	1-Day USD OBFR + 0.25%	Monthly	USD	338,452	May 2033	MSI	—	(56,836)	(56,836)
Receive	SunPower Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	315,861	May 2033	MSI	—	(37,089)	(37,089)
Receive	Uber Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	922,306	May 2033	MSI	—	78,362	78,362
								$(1,841)	$(4,890,491)	$(4,892,332)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive (pay) the floating rate and the total return of the reference asset if negative.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
ADR	American Depositary Receipt
BNP	BNP Paribas
CIBOR	Copenhagen Interbank Offered Rate
DB	Deutsche Bank AG
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
HONIA	Hong Kong Overnight Index Average Rate
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
NYRS	New York Registry Shares
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SONIA	Sterling Overnight Interbank Average Rate
STIBOR	Stockholm Interbank Offered Rate
TONAR	Tokyo Overnight Average Rate
UBS	UBS AG
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$24,906,216	$19,367,626	$5,538,590	—
Consumer discretionary	37,820,360	20,387,195	17,433,165	—
Consumer staples	12,707,775	3,603,285	9,104,490	—
Energy	41,076,612	36,426,968	4,649,644	—
Financials	124,124,399	79,679,945	44,444,454	—
Health care	145,945,341	122,743,914	23,201,427	—
Industrials	35,307,621	19,992,177	15,315,444	—
Information technology	90,263,223	81,158,061	9,105,162	—
|	25

	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Materials	$16,647,066	$3,641,065	$13,006,001	—
Real estate	1,432,456	1,021,794	410,662	—
Utilities	15,639,196	12,972,267	2,666,929	—
Preferred securities	1,440,726	1,440,726	—	—
Exchange-traded funds	4,432,485	4,432,485	—	—
Purchased options	2,557,642	1,131,708	1,425,934	—
Corporate bonds	906,623	—	906,623	—
Short-term investments	176,831,892	55,158,274	121,673,618	—
Total investments in securities	$732,039,633	$463,157,490	$268,882,143	—
Derivatives:
Assets
Forward foreign currency contracts	$740,486	—	$740,486	—
Swap contracts	7,999,820	—	7,999,820	—
Liabilities
Futures	(16,452)	$(16,452)	—	—
Forward foreign currency contracts	(296,127)	—	(296,127)	—
Written options	(725,880)	(237,993)	(487,887)	—
Swap contracts	(12,892,152)	—	(12,892,152)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	30,495	$3,545,902	$21,127,131	$(24,369,801)	$1,448	$121	$14,518	—	$304,801
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
26	|